TAXATION ON INCOME - Tax on income/loss before taxation (Details) - TRY (₺) ₺ in Thousands				12 Months Ended
	Jan. 01, 2023	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
TAXATION ON INCOME
Income/loss before income taxes				₺ (1,604,907)	₺ 109,053	₺ (6,916,737)
Tax calculated at enacted tax rate of 25% (2023: 25%, 2022: 23%)				401,227	(27,263)	1,590,850
Utilized tax losses and incentives				297,160	526,627
Effect of unrecognized deferred taxes and inflation adjustments				(698,268)	(533,830)	(1,560,550)
Other				(119)	34,466	(30,300)
Income tax credit/(expense)				₺ 0	₺ 0	₺ 0
Enacted tax rate (in percent)	20.00%	20.00%	20.00%	25.00%	25.00%	23.00%	25.00%